Derivative Liabilities (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of fair value of the conversion options
Risk-free interest rate at grant date	0.45%	0.45%
Expected stock price volatility	244.00%	228.00%
Expected dividend payout
Expected option in life-years	1 year	1 year